UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number 811-21726

Winning Points Trust

(Exact name of registrant as specified in charter)

4300 SHAWNEE MISSION PARKWAY, SUITE 100 FAIRWAY, KANSAS	66205
(Address of principal executive offices)	(Zip code)

M3SIXTY ADMINISTRATION, LLC

4300 SHAWNEE MISSION PARKWAY, SUITE 100
FAIRWAY, KS 66205

(Name and address of agent for service)

Registrant’s telephone number, including area code: 816.787.0723

Date of fiscal year end: 02/28/2019

Date of reporting period: 07/01/2018 to 06/30/2019

ITEM 1.	PROXY VOTING RECORD:

The filing for IPS Strategic Capital Absolute Return Fund, a series of WP Trust, is not attached as there were no proxies voted during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

/s/ Charlie Stoll
By Charlie Stoll
President
Date: July 19, 2019